SEGMENT INFORMATION - Schedule of Segment Reporting Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Mar. 31, 2026	Mar. 31, 2025
Schedule Of Segment Reporting Information Abstract
Cash and cash equivalents	$ 8,807		$ 8,846	$ 17,221
Cash held in Trust Account	35,598,437		60,147,604	0
Operating expenses	137,975	$ 234,453	1,414,260	156,520
Interest earned on cash held in Trust Account	$ 302,840	$ 566,531	$ 2,197,604	$ 0